Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 19,647	$ 25,613		$ 14,904		$ 27,227				$ 20,818	$ 26,695
Accounts receivable, net	164,987	172,604				175,293
Receivable due from ESOP Trust		930				1,129
Prepaid expenses and other current assets	7,125	4,483				5,448
Total current assets	191,759	203,630	211,464	223,550	203,722	209,097	211,266	200,703	205,819
Property, plant and equipment, net	8,604	9,668				10,605
Intangible assets, net	1,429	2,040				5,242
Goodwill	398,921	398,921				398,921
Other assets	10,281	10,367				11,431
Total assets	610,994	624,626				635,296
Current liabilities:
Interest payable	18,246	17,758				17,658
Secured Notes	330,307
Unsecured notes	234,244
Trade accounts payable	66,652	61,622				44,793
Accrued liabilities	39,509	39,393				52,460
Accrued payroll and related liabilities	44,054	37,954				39,926
Billings in excess of revenue earned	3,323	4,334				2,666
Total current liabilities	736,335	161,061	167,253	171,700	157,168	157,503	166,520	152,200	166,226
Secured Notes		322,286				306,502
Unsecured Notes		233,832				242,923
Accrued compensation and benefits, excluding current portion	6,223	5,736				5,905
Non-current portion of lease obligations	12,172	12,821				12,364
Deferred income taxes	61,617	58,130				51,156
Commitments and contingencies
Redeemable common stock, $0.01 par value, 20,000,000 shares authorized; 7,534,737 shares issued and outstanding at March 31, 2014; 7,641,391 shares issued and outstanding at September 30, 2013	61,031	61,895				110,740
Common stock warrants	20,785	20,785				20,785
Accumulated other comprehensive loss	130	130				(149)
Accumulated deficit	(287,299)	(252,050)				(272,433)
Total liabilities, redeemable common stock and accumulated deficit	$ 610,994	$ 624,626